Capital disclosures - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of liquidity and capitalization [Line Items]
Repayment of long-term debt	$ 215,750	$ 322,378
Term Loan A facility
Disclosure of liquidity and capitalization [Line Items]
Repayment of long-term debt	$ 200,000